Convertible Notes and Note Payable (Details Narrative) (USD $)	3 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Two promissory notes Interest	6.00%
Two promissory notes Amount	$ 150,000
Short Term Interest Bearing Unsecured Notes Interest	12.00%
Short Term Interest Bearing Unsecured Notes	332,332
Short Term Interest Bearing Unsecured Notes Interest Accrued	218,428
Note Non-interest Bearing Unsecured and Due on Demand Amount	142,608
Total Amount Owing Unrelated Party	$ 693,368